NET LOSS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 23, 2022 class
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of classes of ordinary shares | class					2
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders		$ (401,406)	$ (128,438)	$ (302,321)
Less: Undistributed earnings allocated to participating securities		0	0	(12,205)
Net loss attributed to Pagaya Technologies Ltd.		$ (401,406)	$ (128,438)	$ (314,526)
Denominator:
Weighted average shares used for net loss per ordinary share, basic (in shares) | shares	[1]	70,879,807	60,038,893	38,253,737
Weighted average shares used for net loss per ordinary share, diluted (in shares) | shares	[1]	70,879,807	60,038,893	38,253,737
Net loss per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares	[1]	$ (5.66)	$ (2.14)	$ (8.22)
Net loss per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares	[1]	$ (5.66)	$ (2.14)	$ (8.22)
Common Class A
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders				$ (238,299)
Less: Undistributed earnings allocated to participating securities				(9,620)
Net loss attributed to Pagaya Technologies Ltd.		$ (329,754)	$ (98,505)	(247,919)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted		$ (329,754)	$ (98,505)	$ (247,919)
Denominator:
Weighted average shares used for net loss per ordinary share, basic (in shares) | shares		58,227,497	46,046,607	30,152,746
Weighted average shares used for net loss per ordinary share, diluted (in shares) | shares		58,227,497	46,046,607	30,152,746
Net loss per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares		$ (5.66)	$ (2.14)	$ (8.22)
Net loss per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares		$ (5.66)	$ (2.14)	$ (8.22)
Common Class B
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders				$ (64,022)
Less: Undistributed earnings allocated to participating securities				(2,585)
Net loss attributed to Pagaya Technologies Ltd.		$ (71,652)	$ (29,933)	(66,607)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted		$ (71,652)	$ (29,933)	$ (66,607)
Denominator:
Weighted average shares used for net loss per ordinary share, basic (in shares) | shares		12,652,310	13,992,286	8,100,990
Weighted average shares used for net loss per ordinary share, diluted (in shares) | shares		12,652,310	13,992,286	8,100,990
Net loss per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares		$ (5.66)	$ (2.14)	$ (8.22)
Net loss per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares		$ (5.66)	$ (2.14)	$ (8.22)

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.